Share-based compensation plans - Inputs used in the measurement (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	1,473,430	1,373,040
Average strike price	$ 11.32	$ 14.7
Number of options, reporting date | shares	8,820,805	8,324,666	8,020,311
Average strike price, reporting date	$ 22.83	$ 24.95
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	1,473,430
Average strike price	$ 11.32
Expected dividend	$ 0.08
Expected volatility	35.00%
Risk-free interest rate	2.00%
Expected life of option | yr	4.8
Expected forfeitures	7.00%
Weighted average grant date fair values	$ 3.48
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	602,530
Average strike price	$ 0
Expected dividend	$ 0
Expected volatility	37.00%
Risk-free interest rate	1.90%
Expected life of option | yr	3
Expected forfeitures	9.00%
Weighted average grant date fair values	$ 11.43
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	377,021
Average strike price	$ 11.46
Expected dividend	$ 0
Expected volatility	0.00%
Risk-free interest rate	0.00%
Expected life of option | yr	0
Expected forfeitures	13.00%
Weighted average grant date fair values	$ 11.46
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	101,895
Average strike price	$ 11.32
Expected dividend	$ 0.08
Expected volatility	35.00%
Risk-free interest rate	1.90%
Expected life of option | yr	4.5
Expected forfeitures	7.00%
Weighted average grant date fair values	$ 3.68
Number of options, reporting date | shares	353,580
Average strike price, reporting date	$ 17.74	$ 22.13
Expected dividend, reporting date	$ 0.08
Expected volatility, reporting date	37.00%
Risk free interest rate, reporting date	1.90%
Expected life of option, reporting date | yr	3.7
Expected forfeitures, reporting date	8.00%
Weighted average share price, reporting date	$ 4.21